Note 21. Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Comprehensive Income (Loss) Note [Text Block]
NOTE 21 - OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related tax effects were as follows:

	For the years ended December 31,
	2011	2010
Unrealized holding gains on available for sale securities and derivative instruments	$2,848,505	$2,207,233
Reclassification adjustment for gains realized in net income	(853,074)	(2,279,466)
Reclassification adjustment for prior other-than-temporary impairment charges	175,920	-
Net unrealized gains (losses)	2,171,351	(72,233)
Tax effect	781,686	(26,004)
Net-of-tax amount	$1,389,665	$(46,229)

The following is a summary of the accumulated other comprehensive income balances, net of tax:

	December 31,
	2011	2010	Current Year Change
Unrealized gains (losses) on securities available for sale	$48,791	$(2,439,874)	$2,488,665
Other-than-temporary impairment on securities available for sale	(1,099,000)	-	(1,099,000)
Total	$(1,050,209)	$(2,439,874)	$1,389,665